Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Securities held-to-maturity, fair value (in Dollars)	$ 167	$ 203
Loans, net of allowance for credit losses (in Dollars)	$ 2,170	$ 2,127
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury shares	509,349	509,349